Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 77,233	$ 11,383	¥ 81,154
Aggregate continuing and discontinued operations [Member]
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash on hand and at banks	75,978		80,346
Deposits held at licensed payment platforms	1,255		1,877
Cash and cash equivalents	77,233		82,223
Disposal groups classified as held for sale [Member]
Cash and cash equivalents - Schedule of Detailed Information of Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 0		¥ 1,069